UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Paul B. Ordonio, President and Principal Executive Officer Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka, Esq. Law Office of C. Richard Ropka 215 Fries Mill Road Turnersville, NJ 08012

Registrant's telephone number, including area code: (888) 263-5593

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

	Monteagle Fixed Income Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares		Value

CORPORATE BONDS - 49.63%
Automotive - 1.05%
500,000	AmericanHonda Finance, 2.90%, 02/16/2024	$ 502,471

Banks - 8.53%
500,000	JPMorgan Chase &C Co. 6.00%, 01/15/2018	502,350
500,000	JPMorgan Chase &C Co. 4.35%, 08/15/2021	531,052
500,000	Manu. & Trader Trust, 1.45%, 03/07/2018	499,697
500,000	Northern Trust Corp, 2.375%, 08/02/2022	499,907
500,000	PNC Funding Corp, 4.375%, 08/11/2020	526,329
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	509,935
1,000,000	Westpac Banking Corp, 3.35%, 03/08/2027	1,009,165
		4,078,435
Capital Goods - 6.65%
250,000	3M Company, 2.00%, 06/26/2022	246,031
750,000	Deere & Co., 4.375%, 10/16/2019	781,447
500,000	General Electric Cap, 5.55%, 05/04/2020	536,704
500,000	General Electric Co., 3.15%, 09/07/2022	510,175
625,000	Honeywell Intl., 1.85%, 11/01/2021	612,248
500,000	Precision Castparts, 2.50%, 01/15/2023	496,380
		3,182,985
Diversified Financial Services - 2.65%
500,000	Berkshire Hathaway, 3.00%, 05/15/2022	512,310
250,000	CME Group, Inc., 3.00%, 09/15/2022	254,671
500,000	Goldman Sachs Group, 5.95%, 01/18/2018	502,545
		1,269,526
Diversified Telecommunication Services - 1.63%
500,000	AT&T Inc., 5.80%, 02/15/2019	780,635

Energy Equipment & Services - 1.57%
750,000	Halliburton Co., 2.00%, 08/01/2018	750,686

Engineering & Construction - 0.75%
350,000	Fluor Corp., 3.50%, 12/15/2024	357,403

Food & Staples Retailing - 0.52%
250,000	Costco Wholesale Corp, 1.70% 12/15/2019	248,563

Food, Beverage & Tobacco - 2.70%
750,000	Phillip Morris Intl, 2.50%, 08/22/2022	798,760

500,000	Anheuser-Busch InBev, 5.375%, 01/15/2020	494,990
		1,293,750
Health Care Equipment & Services - 6.34%
500,000	AstraZeneca PLC 1.95%, 09/18/2019	497,659
500,000	Novartis Capital Corp, 2.40%, 05/17/2022	499,342
750,000	Becton Dickinson &Co 3.125%, 11/08/2021	755,185
250,000	Medtronic, Inc. 3.125%, 03/15/2022	255,750
500,000	Gilead Sciences Inc, 3.25%, 09/01/2022	513,610
500,000	GlaxoSmithKline Capi 5.65%, 05/15/2018	508,808
		3,030,354
Insurance - 1.60%
750,000	Chubb Corp., 5.75%, 05/15/2018	763,121

Media - 1.05%
500,000	Comcast Corp., 3.00%, 02/01/2024	503,871

Oil & Gas - 2.10%
250,000	Shell International, 2.375%, 08/21/22	248,335
500,000	BP Capital Markets, Plc, 2.50%, 11/06/2022	496,476
250,000	BP Capital Markets, 4.75%, 03/10/2019	258,334
		1,003,145
Oil, Gas & Consumable Fuels - 0.83%
200,000	Chevron Corp. 2.566% 05/16/2023	199,339
200,000	Chevron Corp. 2.954% 05/16/2026	199,153
		398,492
Semiconductors & Semiconductor Equipment - 2.82%
350,000	Intel Corp., 1.35%, 12/15/2017	349,981
1,000,000	Qualcomm, Inc., 3.00%, 05/20/2022	998,490
		1,348,471
Software & Services - 2.30%
600,000	IBM Corp., 1.25%, 02/08/2018	599,615
500,000	Oracle Corp., 2.50%, 10/15/2022	499,226
		1,098,841
Technology Hardware & Equipment - 3.76%
1,000,000	Apple Inc., 3.20% 05/13/2025	1,020,354
750,000	Cisco Systems, Inc. 4.95%, 02/15/2019	776,433
		1,796,787
Utilities - 2.78%
500,000	Duke Energy Florida, 4.55%, 04/01/2020	525,526
770,000	Georgia Power Co., 4.25%, 12/01/2019	802,782
		1,328,308

TOTAL FOR CORPORATE BONDS (Cost $24,437,994) - 49.63%		$ 23,735,844

Mortgage-Backed Securities- 12.85% (a)

Federal Home Loan Mortgage Corporation- 4.74%
295,059	Pool J19285 2.5%, 06/01/2027	296,586

259,692	Pool Q157673.00%, 02/01/2043	260,474
225,091	Pool G07163 3.50%, 10/01/2042	231,911
576,727	Pool G07961 3.50%, 03/01/2045	593,965
167,206	Pool A94289 4.00%, 10/01/2040	175,360
502,302	Pool G08618 4.00%, 12/01/2044	524,865
113,898	Pool A947184 4.50%, 02/01/2041	121,690
30,691	Series 15L 7.00%, 07/25/2023	33,119
26,508	Series 2841 BY 5.00%, 08/15/2019	26,727
		2,264,697

Federal National Mortgage Association- 7.62%
275,085	Pool AL1869 3.00%, 06/01/2027	281,066
165,563	Pool AB88983.00%, 04/01/2043	166,050
319,015	Pool AB92383.00%, 05/01/2043	319,970
213,146	Pool AU1619 3.50%, 07/01/2043	219,020
653,214	Pool AU3763 3.50%, 08/01/2043	671,981
932,574	Pool AB3690 4.00%, 10/01/2041	976,988
168,121	Pool AO0763 4.00%, 02/01/2042	276,047
263,039	Pool AK3402 4.00%, 04/01/2042	177,402
187,491	Pool AL7729 4.00%, 06/01/2043	196,728
187,587	Pool AL5097 4.00%, 10/01/2041	201,030
44,488	2007-40 5.50%, 05/25/2037	48,865
24,077	Pool 754289 6.00%, 11/01/2033	27,375
29,110	Pool 882684 6.00%, 06/01/2036	33,095
43,451	Pool 545759 6.50%, 07/02/2032	49,298
		3,644,915
Government National Mortgage Association- 0.49%
129,119	2012-91 2.00%, 09/20/2041	125,591
36,080	2012-52 3.50%, 12/20/2039	37,092
12,671	Pool 648337 5.00%, 10/15/2020	13,173
18,604	Pool 676516 6.00%, 02/15/2038	20,849
33,561	Pool 476998 6.50%, 07/15/2029	37,310
		234,015

TOTAL FOR MORTGAGE-BACKED SECURITIES (COST $6,200,260) - 12.85%		$ 6,143,627

REAL ESTATE INVESTMENT TRUSTS - 1.57%
750,000	Simon Property Group, 2.20%, 02/01/2019	751,860

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $755,625) - 1.57%		$ 751,860

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.25% (a)
U.S. Treasury Notes- 25.61%
1,000,000	2.375%, 05/15/2027	995,703
250,000	1.50%, 08/31/2018	249,834
250,000	1.50%, 02/28/2019	249,267
2,000,000	1.625%, 08/15/2022	1,957,032
250,000	1.75%, 09/30/2019	249,805
2,000,000	1.75%, 05/15/2022	1,971,250

750,000	2.00%, 11/15/2021	749,004
250,000	2.00%, 02/15/2022	249,394
1,250,000	2.125%, 08/15/2021	1,254,444
250,000	2.125%, 06/30/2022	250,068
250,000	2.25%, 03/31/2021	252,139
1,000,000	2.25%, 11/15/2024	995,703
250,000	2.50%, 08/15/2023	253,779
750,000	2.625%, 08/15/2020	764,561
750,000	2.75%, 11/15/2023	771,504
250,000	3.50%, 02/15/2018	251,131
250,000	3.625%, 02/15/2020	259,736
500,000	3.625%, 02/15/2021	525,977
		12,250,331
Federal Home Loan Banks- 0.43%
210,000	2.375%, 03/13/2026	206,413

Federal Home Loan Mortgage Corporation- 3.55%
500,000	1.75%, 05/30/2019	499,794
1,000,000	4.875%, 06/13/2018	1,017,664
175,000	5.00% 12/14/2018	180,914
		1,698,372
Federal National Mortgage Association- 4.66%
43,451	1.875%, 09/18/2018	500,948
1,000,000	2.125%, 04/24/2026	968,530
750,000	2.625%, 09/06/2024	761,172
		2,230,650

TOTAL FOR U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $16,700,734) - 34.25%		$ 16,385,766

MONEY MARKET FUND - 1.28%
610,345	Federated Government Obligations Fund-Institutional Shares - 0.94% **	610,345

TOTAL FOR MONEY MARKET FUND (Cost $610,345) - 1.28%		$ 610,345

TOTAL INVESTMENTS (Cost $48,704,958) *** - 99.58%		$ 47,627,442

OTHER ASSETS LESS LIABILITIES - 0.42%		198,825

NET ASSETS - 100.00%		$ 47,826,267

(a) Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $47,771,626 amounted to $139,897, which consisted of aggregate gross unrealized appreciation of $214,260 and aggregate gross unrealized depreciation of $354,157.

NOTES TO FINANCIAL STATEMENTS
Monteagle Fixed Income Fund
1. SECURITY TRANSACTIONS

At November 30, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $47,771,626 amounted to $139,897, which consisted of aggregate gross unrealized appreciation of $214,260 and aggregate gross unrealized depreciation of $354,157.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
● Level 1 – quoted prices in active markets for identical securities
● Level 2 – other significant observable inputs
● Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Bonds	$ -	$23,735,844	$ -	$23,735,844
Real Estate Investment Trusts	751,860	-	-	751,860
US Government & Agency Obligations	-	16,385,766	-	16,385,766
Mortgage-Backed Securities	6,143,627	-	-	6,143,627
Fidelity Money Market Portfolio Institutional Class	610,345	-	-	610,345
	$ 7,505,832	$40,121,610	$ -	$47,627,442

	Monteagle Informed Investor Growth Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 47.21%

Applicaton Software - 0.94%
2,300	Tencent Holdings, Ltd. *	$ 117,703

Automobiles & Components - 1.99%
2,300	Ferrari NV *	249,780

Consumer Durables & Apparel - 5.56%
13,700	DR Horton, Inc.	698,700

Healthcare Equipment & Services - 4.78%
2,300	Align Technology, Inc. *	600,024
2,500	UnitedHealth Group	570,425
		1,170,449
Home Builders - 5.13%
4,200	Thor Industries, Inc.	644,910

Homebuilding & Construction - 2.58%
9,500	Pultegroup, Inc.	324,235

Semiconductors & Semiconductor Equipment - 1.81%
4,300	Applied Materials, Inc.	226,911
1,500	LAM Research Corp.	288,495
		515,406
Software & Services - 1.44%
1,000	Adobe Systems, Inc. *	181,470
3800	Alibaba Group Holdings Ltd. *	672,904
3,050	Cadence Design Systems, Inc. *	133,925
1,750	Facebook, Inc. *	310,065
		1,298,364
Technology Hardware & Equipment - 1.60%
2,900	Agilent Technologies, Inc.	200,796

1500	Arista Networks, Inc. *	349,680
2600	Cognex Corp.	360,282
		910,758

TOTAL FOR COMMON STOCKS (Cost $4,846,726) - 47.21%		5,930,305

EXCHANGE TRADED FUNDS - 43.67%
16,600	PowerShares QQQ Trust Series 1 ETF	2,575,490
8,600	SPDR S&P 500 ETF Trust	2,279,086
2,600	SPDR Dow Jones Industrial Average ETF	631,384
		5,485,960

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $5,260,243) - 43.67%		5,485,960

SHORT-TERM INVESTMENTS - 2.78%
348,877	Federated Government Obligations Fund-Institutional Shares - 0.94%, **	348,877

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $348,877) - 2.78%		348,877

TOTAL INVESTMENTS (Cost $10,455,846) *** - 93.66%		11,765,142

OTHER ASSETS LESS LIABILITIES - 6.34%		796,554

NET ASSETS - 100.00%		$ 12,561,696

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,455,846 amounted to $1,309,295, which consisted of aggregate gross unrealized appreciation of $1,330,270 and aggregate gross unrealized depreciation of $20,975.

NOTES TO FINANCIAL STATEMENTS
Monteagle Informed Investor Growth Fund
1. SECURITY TRANSACTIONS

 At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,455,846 amounted to $1,309,295, which consisted of aggregate gross unrealized appreciation of $1,330,270 and aggregate gross unrealized depreciation of $20,975.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 5,930,305	$ -	$ -	5,930,305.00
	Exchange Traded Funds	$ 5,485,960	$ -	$ -	5,485,960.00
	Short-Term Investments:	$ 348,877	$ -	$ -	348,877.00
		$ 11,765,142	$ -	$ -	11,765,142.00

	Monteagle Select Value Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 86.29%

Ccapital Goods - 8.98%
3,800	Acuity Brands, Inc.	651,396
13,500	Johnson Controls Internation	508,140
		1,159,536
Chemicals - 4.63%
24,600	Mosaic Co.	597,534

Diversified Financials - 0.00%
15,600	Legg Mason, Inc.	623,376

Energy Equipment & Services- 3.66%
12,050	Baker Hughes	358,247
12,150	Halliburton Co.	507,627
10,615	Helmerich & Payne, Inc.	621,827
7,525	Schlumberger Ltd.	472,946
		1,960,647
Food, Beverage & Tobacco - 2.93%
4,605	Tyson Foods, Inc.	378,761

Health Crae Equipment & Services- 15.26%
2,300	Alexion Pharmaceuticals, Inc. *	252,563
1,940	Celgene Corp. *	195,610
10,550	Davita, Inc. *	644,183
5,000	Express Scripts Holding Co. *	325,900
8,265	Envision Healthcare Holdings, Inc. *	263,901
2,670	Universal Health Services, Inc. Class B	289,295
		1,971,452
Healthcare Services - 2.04%
2580	HCA Healthcare, Inc. *	219,300

Retailing - 16.70%
11,655	AutoNation, Inc. *	645,337
430	AutoZone, Inc. *	295,307
6,750	Dollar Tree, Inc. *	693,630
10,915	Kohl's Corp.	523,592
		2,157,866
Transportation - 5.08%

7,575	CH Robinson Worldwide, Inc.	656,374

Utiliries - .90%
26,770	AES Corp.	283,227
15,900	FirstEnergy Corp.	542,826
11,160	SCANA Corporation	481,777
1,670	WEC Energy Group, Inc.	116,048
		1,423,878

TOTAL FOR COMMON STOCKS (Cost $11,908,884) - 86.29%		11,148,724

REAL ESTATE INVESTMENT TRUSTS - 4.83%
6,520	HCP, Inc.	451,703
24,390	Kimco Realty Corp.	172,389
		624,092

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $718,995) - 4.83%		624,092

SHORT TERM INVESTMENTS - 8.80%
1,136,589	Federated Government Obligations Fund-Institutional Shares - 0.94%, **	1,136,589

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,136,589) - 8.80%		1,136,589

TOTAL INVESTMENTS (Cost $12,403,948) *** - 99.98%		12,909,405

OTHER ASSETS LESS LIABILITIES - 0.08%		10,132

NET ASSETS - 100.00%		12,919,537

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,403,948 amounted to $505,457, which consisted of aggregate gross unrealized appreciation of $1,121,297 and aggregate gross unrealized depreciation of $615,840.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Select Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,403,948 amounted to $505,457, which consisted of aggregate gross unrealized appreciation of $1,121,297 and aggregate gross unrealized depreciation of $615,840.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	11,148,724	$ -	$ -	11,148,724
	Real Estate Investment Trusts	624,092			624,092
	Short Term Investments	1,136,589	-	-	1,136,589
		12,909,405	$ -	$ -	12,909,405

	Monteagle Value Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 93.53%

Automobiles & Components - 1.95%
12,000	Cooper Tire & Rubber Co.	441,000

Capital Goods - 15.02%
5,000	Eaton Corp. Plc.	388,900
11,000	Fastenal Co.	576,290
30,000	Schneider Electric SA ADR *	515,400
11,000	Texton, Inc.	612810
20000	Trinity Industries, Inc.	713,000
400	Triumph Group, Inc.	12,360
79558	Wolseley PLC-ADR	577,591
		3,396,351
Chemicals - 9.20%
20,000	CF Industries Holdings, Inc.	749,400
7,900	Eastman Chemical Co.	729,723
18,800	Huntsman Corp.	600,848
		2,079,971
Commercial & Professional Services - 1.30%
8,000	Nielsen Holdings Plc.	293,760

Consumer Durables & Apparel- 3.33%
21,000	MDC Holdings, Inc.	752,220
7,000	VF Corp.	510,720
		1,262,940
Containers & Packages - 2.60%
10,400	International Paper Co.	588,744

Diversified Financials - 1.59%
4,813	Macquarie Group, Ltd. ADR	360,109

Energy Equipment & Services - 1.67%
6,000	Schlumberger Ltd.	377,100

Food Beverage & Tobacco - 3.59%
18,000	Flowers Foods, Inc.	359,640
8,000	General Mills	452,480
		812,120

Health Care Equipment & Services - 6.82%
15,000	AstraZeneca Plc. *	493,050
9,147	Merck & Co., Inc.	505,555
15,000	Pfizer, Inc.	543,900
		1,542,505
Integrated Utilities - 2.02%
8,000	Southern Co.	409,600

Metals & Mining - 5.40%
23000	Commercial Metals Co	456320
9000	Newmont Mining Corp.	332910
7,500	Nucor Corp.	431,250
		1,220,480
Miscellaneous Manufacturing - 1.38%
17,000	General Electric Co.	310,930

Oil, Gas & Consumable Fuels- 9.40%
20,000	HollyFrontier Corp.	889,600
12,000	Marathon Oil Corp.	178,080
6,500	Phillips 66	634,140
7,500	Total SA-SPON ADR	424,125
		2,125,945
Paper & Forest Products - 2.60%
13,000	Schweitzer-Mauduit International, Inc.	588,510

Retail - Apparel & Specialty - 2.31%
12,500	Tapestry, Inc.	521,125

Semiconductors & Semiconductor Equipment - 9.48%
17,000	Intel Corp.	762,280
33,750	Kulicke & Soffa Industries, Inc. *	838,012
8,200	Qualcomm, Inc.	543,988
		2,144,280
Software & Services - 1.98%
2,900	International Business Machines Corp.	446,513

Technology Hardware & Equipment - 0.00%
8,400	Seagate Technology Plc.	323,904

Telecommunications - 5.92%
20,000	AT&T, Inc.	727,600
12,000	Verizon Communications, Inc.	610,680
		1,338,280
Transportation - 2.48%
6,800	Ryder System, Inc.	560,864

TOTAL FOR COMMON STOCKS (Cost $15,536,896) - 93.53%		21,145,031

REAL ESTATE INVESTMENT TRUSTS - 2.39%
17,100	Rayonier, Inc.	539,505

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $447,916) - 2.39%		539,505

SHORT TERM INVESTMENTS - 3.84%
868,918	Federated Government Obligations Fund-Institutional Shares - 0.94%, **	868,918

TOTAL FOR SHORT TERM INVESTMENTS (Cost $868,918) - 3.84%		868,918

TOTAL INVESTMENTS (Cost $16,853,730) *** - 99.69%		22,553,454

OTHER ASSETS LESS LIABILITIES - 0.24%		54,661

NET ASSETS - 100.00%		$ 22,608,115

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,853,730 amounted to $5,699,724 which consisted of aggregate gross unrealized appreciation of $176,635 and aggregate gross unrealized depreciation of $5,876,359.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Value Fund
1. SECURITY TRANSACTIONS

At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,853,730 amounted to $5,699,724 which consisted of aggregate gross unrealized appreciation of $176,635 and aggregate gross unrealized depreciation of $5,876,359.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 21,145,031	$ -	$ -	21,145,031
	Real Estate Investment Trusts	539,505	-	-	539,505
	Short Term Investments	868,918	-	-	868,918
		$ 22,553,454	$ -	$ -	22,553,454

	The Texas Fund
	Schedule of Investments
	November 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 99.74%
Automobiles & Components- 1.55%
1,356	Toyoto Motor Corp. - ADR	$ 171,317

Banks - 5.34%
1,249	Cullen/Frost Bankers, Inc.	122,914
2,536	First Financial Bankshares, Inc.	120,333
2,797	International Bancshares Corp.	115,376
2,570	LegacyTexas Financial Group, Inc.	107,606
1,374	Texas Capital Bancshares, Inc. *	124,141
		590,370
Capital Goods - 14.76%
879	Alamo Group, Inc.	103,678
1,175	AZZ, Inc.	56,517
8,948	Builders Firstsource, Inc. *	182,539
3,930	Comfort Systems USA, Inc.	168,793
1,816	CSW Industrials, Inc. *	87,350
1,811	DXP Enterprices, Inc. *	50,346
1,275	Fluor Corp.	61,723
1,164	Jacobs Engineering Group, Inc.	76,393
1,054	Lennox International, Inc.	221,066
5,100	NCI Building Systems, Inc. *	85,170
5,795	Nexeo Solutions, Inc. *	45,955
1,970	Quanta Services, Inc. *	74,663
6,742	Rush Enterprices, Inc. *	328,403
2,540	Trinity Industries, Inc.	90,551
		1,633,147
Chemicals - 4.47%
2,010	Celanese Corp.	215,552
5,829	Flotek Industries, Inc. *	27,513
4,047	Kronos Worldwide, Inc. *	112,952
1,412	Westlake Chemical Co.	138,277
		494,294
Commercial & Professional Services - 1.94%
1,819	Insperity, Inc.	214,460
2,610	Waste Connections, Inc.	179,646
2,038	Waste Management, Inc.	167,625

		561,731
Construction Materials - 3.07%
1,874	Eagle Materials, Inc.	209,757
1,600	US Concrete, Inc. *	129,360
		339,117
Consumer Durables & Apparel - 4.96%
4,795	DR Horton, Inc.	244,545
3,047	Fossil Group, Inc. *	21,573
2,760	Green Brick Partners, Inc. *	33,258
3,557	LGI Homes, Inc. *	249,737
		549,113
Consumer Services - 0.61%
230	Biglari Holdings, Inc. *	78,890
1,118	Brinker Inter., Inc.	41,064
2,700	Chuy's Holdings, Inc. *	67,230
918	Dave & Busters Entertainment, Inc. *	48,682
8,200	La Quanta Holdings, Inc. *	146,042
		381,908
Diversified Financials - 1.84%
500	Texas Pacific Land Trust	203,880

Energy, Equpment & Services - 4.61%
500	Baker Hughes	14,865
2,900	Bristow Group, Inc. *	42,224
1,030	Dril-Quip, Inc. *	49,388
5,264	Ensco Plc. Class A	28,268
622	EOG Resources, Inc.	63,643
4,871	Forum Energy Technologies, Inc. *	69,168
600	Halliburton Co.	25,068
6,400	Helix Energy Solutions Group *	42,560
638	National Oilwell Varco, Inc.	54,955
1,443	Oceaneering International, Inc. *	28,196
2,049	Patterson - UTI Energy, Inc.	44,238
750	Schlumberger Ltd.	47,138
		509,711
Food & Staples Retailing - 1.52%
2,922	SYSCO Corp.	168,687

Food, Beverage & Tobacco - 3.51%
13,870	Amplify Snack Brands, Inc. *	80,446
5,567	Darling Ingredients, Inc. *	99,928
1,552	Dr Pepper Snapple Group, Inc.	139,975
1,985	Farmer Brothers Co. *	67,887
		388,236
Healthcare Equipment & Services - 5.53%
7,165	HMS Holdings Corp. *	118,437

4,968	Integer Holdings Corp. *	240,700
2,910	Luminex Corp.	62,158
5,540	Tenet Healthcare Corp. *	78,114
1,545	US Physical Therapy, Inc.	112,862
		612,271
Insurance - 1.10%
344	National Western Life Group, Inc.	121,601

Media - 0.50%
2,632	Cinemark Holdings, Inc.	95,042
820	Nexstar Media Group, Inc.	55,678
		150,720
Metals & Minning - .00%
5,600	Commercial Metals Co.	111,104

Oil, Gas & Consumable Fuels - 13.63%
1,056	Anadarko Petroleum Corp.	50,783
562	Andeavor	59,274
1,317	Apache Corp.	55,090
2,483	Cabot Oil & Gas Corp.	71,883
1,620	Carrizo Oil & Gas, Inc. *	31,315
1,204	Cheniere Energy, Inc. *	58,177
860	Concho Resources, Inc. *	120,280
2,800	CVR Energy, Inc.	91,420
4,880	Denbury Resources, Inc. *	8,540
761	Diamonback Energy, Inc. *	83,185
2,444	Enbridge, Inc.	92,163
3,000	EnLink Midstream, Llc.	50,100
673	Exxon Mobil Corp.	56,054
1,770	HollyFrontier Corp.	78,730
3,086	Kinder Morgan, Inc.	53,172
5,200	Kosmos Energy Ltd. *	41,496
1,528	Marathon Oil Corp.	22,676
2,444	Matador Resources Co. *	69,898
5,114	Oasis Petroleum, Inc. *	52,316
273	Pioneer Natural Resources Co.	42,599
2,270	Range Resources Corp.	40,905
1,994	RSP Permian, Inc. *	73,240
11,100	Southwestern Energy Co. *	72,504
1,550	Valero Energy, Corp.	132,711
		1,508,511
Real Estate Management & Development - 0.73%
3,600	Forestar Group, Inc. *	80,100
1,800	HFF, Inc. *	81,252
		161,352
Retailing - 4.88%

2,850	Carvana Co. *	46,198
2,710	Francesca's Holdings, Corp *	20,108
6,850	GameStop Corp. Class A	128,437
675	Group 1 Automotive, Inc.	54,695
3,400	Michaels Cos., Inc. *	73,440
5,080	Rent -A-Center, Inc. *	57,099
4,135	Sally Beauty Holding, Inc. *	70,502
5,279	Tailored Brands, Inc.	89,004
		539,483
Semiconductors & Semiconductor Equipment - 4.60%
2,598	Cirrus Logic, Inc. *	143,513
5,246	Diodes, Inc. *	153,708
420	Silicon Laboratories, Inc. *	38,262
1,782	Texas Instruments, Inc.	173,371
		508,854
Software & Services - 1.12%
567	Alliance Data Systems Corp.	135,666
1,266	Cardtronics Plc. *	23,712
1,599	Cognizant Technology Solutions Corp.	115,576
3,170	Realpage, Inc. *	143,760
7,595	Sabre Corp.	151,216
677	Tyler Technologies, Inc. *	123,837
		693,767
Technology Hardware & Equipment - 1.24%
4,255	Applied Optoelectronics, Inc. *	185,773
3,118	International Bancshares Corp	137,036
		322,809
Telecommunications Services - 0.72%
2,200	AT&T, Inc.	80,036

Transportation - 1.44%
1,468	American Airlines Group, Inc. *	74,119
2,625	Southwest Airlines Co. *	159,259
		233,378

TOTAL FOR COMMON STOCKS (Cost $9,698,581) - 99.74%		11,035,397

PUT OPTIONS *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

17,000	SPY 2017 Put @ 236.000	1,190

	Total ( $73,065)	$ 1,190

SHORT TERM INVESTMENTS - 0.16%
17,597	Federated Government Obligations Fund-Institutional Shares - 0.67%, **	17,597

TOTAL FOR SHORT TERM INVESTMENTS (Cost $17,597) - 0.16%		17,597

TOTAL INVESTMENTS (Cost $9,789,242) *** - 98.38%		11,054,184

OTHER ASSETS LESS LIABILITIES (0.09%)		9,782

NET ASSETS - 100.00%		$ 11,063,966

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at November 30, 2017.

*** At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,789,242 amounted to $1,264,942, which consisted of aggregate gross unrealized appreciation of $2,369,591 and aggregate gross unrealized depreciation of $1,104,649.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
The Texas Fund
1. SECURITY TRANSACTIONS

At November 30, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,789,242 amounted to $1,264,942, which consisted of aggregate gross unrealized appreciation of $2,369,591 and aggregate gross unrealized depreciation of $1,104,649.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Common Stocks	$ 11,035,397	$ -	$ -	11,035,397
	Short Term Investments	17,597	-	-	17,597
		$ 11,052,994	$ -	$ -	11,052,994

	Investments in Securities	Level 1	Level 2	Level 3	Total

	Options	$ 1,190	$ -	$ -	1,190
		$ 1,190	$ -	$ -	1,190

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date June 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

Paul B. Ordonio

President and Principal Executive Officer

Date June 13, 2018

By /s/ Bob Anastasi

Bob Anastasi

Treasurer and Principal FInancial Officer

Date June 13, 2018